Summary of Significant Accounting Policies (Details) - Schedule of property and equipment depreciation and amortization period	12 Months Ended
Jul. 31, 2022
Buildings and improvements [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Useful life	18 years
Buildings and improvements [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Useful life	40 years
Improvements to leased property [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Useful life	3 years
Improvements to leased property [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Useful life	10 years
Fixtures and equipment [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Useful life	7 years
Fixtures and equipment [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Useful life	12 years
Other [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Useful life	3 years
Other [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Useful life	5 years